Earnings Per Share	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Our Predecessor Company was organized as a limited liability company and, as such, did not issue any stock. Accordingly, we have not presented earnings per share calculations for the Predecessor Company periods.
We calculate basic earnings (loss) per share by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during each period. Common shares issuable upon the satisfaction of certain conditions pursuant to a contractual agreement, such as those shares contemplated by the Plan, are considered common shares outstanding and are included in the computation of net income (loss) per share. Accordingly, the 40 million shares of common stock contemplated by the Plan, without regard to actual issuance dates, were included in the computation of net income (loss) per share for the ten months ended December 31, 2017. The actual amount of our common stock that will be issued from the 7,080,000 shares reserved for Unsecured Claims and included in the 40 million shares above, cannot be known until all claims are settled, adjustments have been made based on the stock to be received by Unsecured Claims and claims under the Unsecured Notes and, the final number of shares of common stock to be received per dollar of Unsecured Claims, is known.
The convertible preferred stock is not a participating security, therefore, we calculated diluted EPS using the “if-converted’ method where the preferred dividends are added back to the numerator and the convertible preferred stock is assumed to be converted at the beginning of the period. No incremental shares of convertible preferred stock were included in the diluted EPS calculation as their effect was antidilutive under the “if-converted” method. Additionally, no incremental shares of potentially dilutive RSUs or PRSUs were included in the diluted EPS calculation as their effect was antidilutive.

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
	(in thousands except per share amounts)
Basic EPS calculation
Net loss	$(21,068)	n/a	n/a
less: Undeclared dividends on Series A preferred stock	(18,248)	n/a	n/a
Net loss available to common stockholders	$(39,316)	n/a	n/a
Weighted-average shares of common stock outstanding	32,920	n/a	n/a
Shares of common stock distributable to holders of Unsecured Claims (note 2)	7,080	n/a	n/a
Weighted-average common shares outstanding-basic	40,000	n/a	n/a
Basic Earnings (loss) per share	$(0.98)	n/a	n/a
Diluted EPS calculation
Net loss	$(21,068)	n/a	n/a
less: Undeclared dividends on Series A preferred stock	(18,248)	n/a	n/a
Net loss available to common stockholders	$(39,316)	n/a	n/a
Weighted-average shares of common stock outstanding	32,920	n/a	n/a
Shares of common stock distributable to holders of Unsecured Claims (note 2)	7,080	n/a	n/a
Weighted-average common shares outstanding-basic	40,000	n/a	n/a
Dilutive effect of potentially dilutive securities	—	n/a	n/a
Weighted-average common shares outstanding-diluted	40,000	n/a	n/a
Diluted Earnings (loss) per share	$(0.98)	n/a	n/a
Earnings Per Share
The Predecessor was organized as a limited liability company and, as such, did not issue any stock. Accordingly, we have not presented earnings per share calculations for the predecessor company periods.
We calculate basic earnings (loss) per share by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during each period. Common shares issuable upon the satisfaction of certain conditions pursuant to a contractual agreement, such as those shares contemplated by the Plan, are considered common shares outstanding and are included in the computation of net income (loss) per share. Accordingly, the 40 million shares of common stock contemplated by the Plan, without regard to actual issuance dates, were included in the computation of net income (loss) per share for the three and nine months ended September 30, 2018, and the three and seven months ended September 30, 2017. The Plan required that we reserve 7,080,000 shares of our common stock to settle claims of unsecured creditors. The final amount of shares we will issue under these provisions cannot be known until all claims are settled, adjustments have been made based on the stock to be received by Unsecured Claims including those of holders of Unsecured Notes. However, while we do not yet know the final amount of shares that we will issue to third parties, we entered into agreements in 2018 that have materially reduced that number. The 40 million shares above will be reduced to the extent we issue fewer than 7,080,000 shares.
The Series A Preferred Stock was not a participating security, therefore, we calculated diluted EPS using the “if-converted" method under which the preferred dividends are added back to the numerator and the convertible preferred stock is assumed to be converted at the beginning of the period. No incremental shares of Series A Preferred Stock or RSUs were included in the diluted EPS calculation for the three and nine months ended September 30, 2018, nor the three months ended September 30, 2017 as their effect was anti-dilutive under the “if-converted” method. No PRSU's were included in the EPS calculations for any of the periods presented due to their contingent nature.
In July 2018, all outstanding shares of our Series A Preferred Stock were converted to common shares in connection with the IPO of our common stock (see Note 6). The conversion was characterized as an induced conversion that required a deduction in our EPS calculation, from net income, of approximately $87 million in determining income available to common stockholders. This deduction represents the excess of fair value of the total consideration given to preferred stockholders in the transaction over the fair value of the common stock issuable under the original conversion terms. Included in the $87 million is a $60 million cash payment and approximately $27 million of value from the 1.9 million additional common shares received by preferred stockholders as a result of the automatic conversion that occurred in conjunction with our IPO.

	Berry Corp. (Successor)				Berry LLC (Predecessor)

	Three Months Ended	Three Months Ended	Nine Months Ended	Seven Months Ended	Two Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017	February 28, 2017
	(in thousands except per share amounts)
Basic EPS calculation
Net income (loss)	$36,985	$(9,684)	$15,334	13,812	n/a
less: Series A preferred stock dividends and conversion to common stock	(86,642)	(5,485)	(97,942)	(12,681)	n/a
Net income (loss) available to common stockholders	$(49,657)	$(15,169)	$(82,608)	$1,131	n/a
Weighted-average shares of common stock outstanding	68,131	32,920	44,820	32,920	n/a
Shares of common stock distributable to holders of Unsecured Claims	7,080	7,080	7,080	7,080	n/a
Weighted-average common shares outstanding-basic	75,211	40,000	51,900	40,000	n/a
Basic Earnings (loss) per share (2)	$(0.66)	$(0.38)	$(1.59)	$0.03	n/a
Diluted EPS calculation
Net income (loss)	$36,985	$(9,684)	$15,334	$13,812	n/a
less: Series A preferred stock dividends and conversion to common stock	(86,642)	(5,485)	(97,942)	(12,681)	n/a
Net income (loss) available to common stockholders	$(49,657)	$(15,169)	$(82,608)	$1,131	n/a
Weighted-average shares of common stock outstanding	68,131	32,920	44,820	32,920	n/a
Shares of common stock distributable to holders of Unsecured Claims	7,080	7,080	7,080	7,080	n/a
Weighted-average common shares outstanding-basic	75,211	40,000	51,900	40,000	n/a
Dilutive effect of potentially dilutive securities (1)	—	—	—	602	n/a
Weighted-average common shares outstanding-diluted	75,211	40,000	51,900	40,602	n/a
Diluted Earnings (loss) per share (2)	$(0.66)	$(0.38)	$(1.59)	$0.03	n/a
__________

(1)
No potentially dilutive securities were included in computing earnings (loss) per share for the three and nine months ended September 30, 2018 and for the three months ended September 30, 2017 because the effect of inclusion would have been anti-dilutive.

(2)	Per share amounts are stated net of tax.